Exhibit 99.1


To the Holders of:
CORPORATE BACKED CALLABLE TRUST CERTIFICATES, J.C. PENNEY DEBENTURE-BACKED SERIES 2007-1
*CUSIP:         21988T207 - 7.00% Class A-1 Certificates
*CUSIP:         21988TAA6 - 0.625% Class A-2 Certificates

U.S. Bank National Association, as Trustee for the Corporate Backed
Callable Trust Certificates, J.C. Penney Debenture-Backed Series 2007-1, hereby gives notice with respect to the Scheduled Distribution Date of March 1, 2007 (the "Distribution Date") as follows:

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
Record Date:  February 28, 2007
Collection Period:  January 31, 2007 through March 1, 2007, 30 Days
Distribution Date:  March 1, 2007
Underlying Security:  J.C. Penney Corporation, Inc. 7 5/8% debentures due 3/1/2097
CUSIP of Underlying Security*:   708160BL9

Certificate Account Holdings as of beginning of Collection Period
Cash Balance:                                                                       $0.00
Number of Underlying Securities Held:                                                 One
Principal Amount of Underlying Security:                                   $55,000,000.00

Cash Flows received during Collection Period
Scheduled Income received on Underlying Securities on Distribution
Date:                                                                       $2,096,875.00
Principal Received on Underlying Securities:                                        $0.00

LESS:
Payment to Depositor of remaining Purchase Price of Underlying
Security:                                                                   $1,735,746.53
Class A-1 Allocation paid to Certificateholders:                              $331,527.78
         Per $25 Class A-1 Certificate:                                       $0.15069445
Class A-2 Allocation paid to Certificateholders:                               $29,600.69
         Per $1,000 Notional Amount of Class A-2 Certificates:                $0.53819436
Fee paid to Trustee:                                                                $0.00

Certificate Account Holdings at close of business on Distribution
Date
Cash Balance:                                                                       $0.00
Number of Underlying Securities Held:                                                 One
Principal Amount of Underlying Securities:                                 $55,000,000.00

Issued by Trust and outstanding as of beginning of Collection Period
2,200,000 Class A-1 Certificates representing Principal Balance:           $55,000,000.00
Notional Amount of Class A-2 Certificates:                                 $55,000,000.00
Number of Call Warrants:                                                           55,000

Issued by Trust and outstanding at close of business on Distribution
Date
2,200,000 Class A-1 Certificates representing Principal Balance:           $55,000,000.00
Notional Amount of Class A-2 Certificates:                                 $55,000,000.00
Number of Call Warrants:                                                           55,000

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U.S. Bank National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness. It is included solely for the convenience of the Holders.